Schedule III - Real Estate Assets and Accumulated Depreciation (Details) (USD $)	12 Months Ended								12 Months Ended			12 Months Ended												12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended								12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended						12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 EYE STREET 1225 [Member]	Dec. 31, 2012 EYE STREET 1201 [Member]	Dec. 31, 2011 Interlocken Building 360 [Member]	Dec. 31, 2011 Interlocken Building 360 [Member] Fund IX, X, XI and REIT Joint Venture [Member]	Dec. 31, 2012 Secured Debt [Member] $350.0 Million Secured Pooled Facility [Member]	Dec. 31, 2012 Eye Street 1225 NW Associates LLC [Member]	Dec. 31, 2012 Eye Street 1225 NW Associates LLC [Member] 1225 Equity LLC [Member]	Dec. 31, 2012 Eye Street 1201 NW Associates LLC [Member]	Dec. 31, 2012 Eye Street 1201 NW Associates LLC [Member] 1201 Equity LLC [Member]	Dec. 31, 2012 Building Improvements [Member] Minimum [Member]	Dec. 31, 2012 Building Improvements [Member] Maximum [Member]	Dec. 31, 2012 Land Improvements [Member] Minimum [Member]	Dec. 31, 2012 Land Improvements [Member] Maximum [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2012 Wholly Owned Properties [Member]	Dec. 31, 2012 Partially Owned Properties [Member]	Dec. 31, 2012 Partially Owned Properties [Member] Building 2020 [Member]	Dec. 31, 2012 Partially Owned Properties [Member] Building 2020 [Member] Minimum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] Building 2020 [Member] Maximum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] INVESTMENT DRIVE 4685 [Member]	Dec. 31, 2012 Partially Owned Properties [Member] INVESTMENT DRIVE 4685 [Member] Minimum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] INVESTMENT DRIVE 4685 [Member] Maximum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] MARYLAND WAY 5301 [Member]	Dec. 31, 2012 Partially Owned Properties [Member] MARYLAND WAY 5301 [Member] Minimum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] MARYLAND WAY 5301 [Member] Maximum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] UPLAND DRIVE 8560 [Member]	Dec. 31, 2012 Partially Owned Properties [Member] UPLAND DRIVE 8560 [Member] Minimum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] UPLAND DRIVE 8560 [Member] Maximum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] TWO PARK CENTER [Member]	Dec. 31, 2012 Partially Owned Properties [Member] TWO PARK CENTER [Member] Minimum [Member]		Dec. 31, 2012 Partially Owned Properties [Member] TWO PARK CENTER [Member] Maximum [Member]		May 31, 2010 Sylvan Avenue 111 Building [Member]	Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member]	Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member] 1111 DURHAM AVENUE [Member]		Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member] 1111 DURHAM AVENUE [Member] Minimum [Member]		Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member] 1111 DURHAM AVENUE [Member] Maximum [Member]		Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member] ENCLAVE PARKWAY 1200 [Member]		Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member] ENCLAVE PARKWAY 1200 [Member] Minimum [Member]		Dec. 31, 2012 Held-for-Sale Real Estate Properties [Member] Wholly Owned Properties [Member] ENCLAVE PARKWAY 1200 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] DALLAS PARKWAY 3900 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] DALLAS PARKWAY 3900 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] DALLAS PARKWAY 3900 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] RIVER CORPORATE CENTER [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] RIVER CORPORATE CENTER [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] RIVER CORPORATE CENTER [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SOUTH PRICE ROAD 8700 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SOUTH PRICE ROAD 8700 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SOUTH PRICE ROAD 8700 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] 1441 WEST LONG LAKE ROAD [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] 1441 WEST LONG LAKE ROAD [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] 1441 WEST LONG LAKE ROAD [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ENCLAVE PARKWAY 1430 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ENCLAVE PARKWAY 1430 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ENCLAVE PARKWAY 1430 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CRESCENT RIDGE II [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CRESCENT RIDGE II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CRESCENT RIDGE II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CROWN COLONY DRIVE 1200 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CROWN COLONY DRIVE 1200 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CROWN COLONY DRIVE 1200 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] HIATUS ROAD 5601 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] HIATUS ROAD 5601 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] HIATUS ROAD 5601 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WINDY POINT I [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WINDY POINT I [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WINDY POINT I [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WINDY POINT II [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WINDY POINT II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WINDY POINT II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SARASOTA COMMERCE CENTER II [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SARASOTA COMMERCE CENTER II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SARASOTA COMMERCE CENTER II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] JOHNS CREEK PARKWAY 11695 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] JOHNS CREEK PARKWAY 11695 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] JOHNS CREEK PARKWAY 11695 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BROOKSIDE PARKWAY 3750 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BROOKSIDE PARKWAY 3750 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BROOKSIDE PARKWAY 3750 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NW 64TH STREET 2001 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NW 64TH STREET 2001 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NW 64TH STREET 2001 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CENTRAL STREET 90 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CENTRAL STREET 90 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CENTRAL STREET 90 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] DESERT CANYON 300 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] DESERT CANYON 300 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] DESERT CANYON 300 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6031 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6031 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6031 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6021 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6021 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6021 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6011 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6011 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CONNECTION DRIVE 6011 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRAKER POINTE III [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRAKER POINTE III [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRAKER POINTE III [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CHANDLER FORUM [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CHANDLER FORUM [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CHANDLER FORUM [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] GATEHALL DRIVE 2 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] GATEHALL DRIVE 2 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] GATEHALL DRIVE 2 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SPECTRUM LOOP 350 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SPECTRUM LOOP 350 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SPECTRUM LOOP 350 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] HEADQUARTERS DRIVE 5601 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] HEADQUARTERS DRIVE 5601 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] HEADQUARTERS DRIVE 5601 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO INDEPENDENCE SQUARE [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO INDEPENDENCE SQUARE [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO INDEPENDENCE SQUARE [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE INDEPENDENCE SQUARE [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE INDEPENDENCE SQUARE [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE INDEPENDENCE SQUARE [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST END AVENUE 2120 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST END AVENUE 2120 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST END AVENUE 2120 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NORTH BRAND BOULEVARD 800 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NORTH BRAND BOULEVARD 800 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NORTH BRAND BOULEVARD 800 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EASTPOINT I [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EASTPOINT I [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EASTPOINT I [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EASTPOINT II [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EASTPOINT II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EASTPOINT II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST JEFFERSON 150 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST JEFFERSON 150 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST JEFFERSON 150 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] US BANCORP CENTER [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] US BANCORP CENTER [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] US BANCORP CENTER [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] AON CENTER [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] AON CENTER [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] AON CENTER [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] AUBURN HILLS CORPORATE CENTER [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] AUBURN HILLS CORPORATE CENTER [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] AUBURN HILLS CORPORATE CENTER [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUNSET HILLS ROAD 11107 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUNSET HILLS ROAD 11107 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUNSET HILLS ROAD 11107 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUNSET HILLS ROAD 11109 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUNSET HILLS ROAD 11109 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUNSET HILLS ROAD 11109 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9211 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9211 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9211 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9221 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9221 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9221 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] GLENRIDGE HIGHLANDS TWO [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] GLENRIDGE HIGHLANDS TWO [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] GLENRIDGE HIGHLANDS TWO [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRIDGEWATER CROSSING 200 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRIDGEWATER CROSSING 200 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRIDGEWATER CROSSING 200 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EAST COLORADO BOULEVARD 1055 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EAST COLORADO BOULEVARD 1055 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EAST COLORADO BOULEVARD 1055 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] FAIRWAY CENTER II [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] FAIRWAY CENTER II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] FAIRWAY CENTER II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] COPPER RIDGE CENTER [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] COPPER RIDGE CENTER [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] COPPER RIDGE CENTER [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MAIN STREET 1901 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MAIN STREET 1901 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MAIN STREET 1901 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] VIRGINIA AVE 400 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] VIRGINIA AVE 400 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] VIRGINIA AVE 400 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NORTH FAIRFAX DRIVE 4250 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NORTH FAIRFAX DRIVE 4250 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] NORTH FAIRFAX DRIVE 4250 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EYE STREET 1225 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EYE STREET 1225 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EYE STREET 1225 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EYE STREET 1201 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EYE STREET 1201 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] EYE STREET 1201 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MARKET STREET 1901 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MARKET STREET 1901 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MARKET STREET 1901 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BROAD STREET 60 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BROAD STREET 60 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BROAD STREET 60 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MASSACHUSETTS AVENUE 1414 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MASSACHUSETTS AVENUE 1414 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] MASSACHUSETTS AVENUE 1414 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE BRATTLE SQUARE [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE BRATTLE SQUARE [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE BRATTLE SQUARE [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE DRIVE 600 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE DRIVE 600 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE DRIVE 600 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST ENTRANCE DRIVE 1075 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST ENTRANCE DRIVE 1075 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] WEST ENTRANCE DRIVE 1075 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CLARENDON BOULEVARD 3100 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CLARENDON BOULEVARD 3100 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CLARENDON BOULEVARD 3100 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9200 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9200 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CORPORATE BOULEVARD 9200 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRIDGEWATER CROSSING 400 [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRIDGEWATER CROSSING 400 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] BRIDGEWATER CROSSING 400 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] LAS COLINAS CORPORATE CENTER I [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] LAS COLINAS CORPORATE CENTER I [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] LAS COLINAS CORPORATE CENTER I [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] LAS COLINAS CORPORATE CENTER II [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] LAS COLINAS CORPORATE CENTER II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] LAS COLINAS CORPORATE CENTER II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO PIERCE PLACE [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO PIERCE PLACE [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO PIERCE PLACE [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CABOT DRIVE 2300 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CABOT DRIVE 2300 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] CABOT DRIVE 2300 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POINTE I [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POINTE I [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POINTE I [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POINTE II [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POINTE II [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POINTE II [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUWANEE GATEWAY ONE [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUWANEE GATEWAY ONE [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] SUWANEE GATEWAY ONE [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE MERIDIAN CROSSINGS [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE MERIDIAN CROSSINGS [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] ONE MERIDIAN CROSSINGS [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO MERIDIAN CROSSINGS [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO MERIDIAN CROSSINGS [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] TWO MERIDIAN CROSSINGS [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] W MONROE 500 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] W MONROE 500 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] W MONROE 500 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] THE DUPREE [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] THE DUPREE [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] THE DUPREE [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] THE MEDICI [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] THE MEDICI [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] THE MEDICI [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PRESIDENTIAL WAY 225 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PRESIDENTIAL WAY 225 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PRESIDENTIAL WAY 225 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PRESIDENTIAL WAY 235 [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PRESIDENTIAL WAY 235 [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PRESIDENTIAL WAY 235 [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] 400 TOWNPARK [Member]	Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] 400 TOWNPARK [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] 400 TOWNPARK [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POWER, LLC [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POWER, LLC [Member] Minimum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] PIEDMONT POWER, LLC [Member] Maximum [Member]		Dec. 31, 2012 Operating Real Estate Properties [Member] Wholly Owned Properties [Member] UNDEVELOPED LAND PARCELS [Member]
Real Estate and Accumulated Depreciation [Line Items]
Ownership Percentage							49.50%	49.50%															57.00%					55.00%					55.00%					72.00%					72.00%							100.00%	[1]					100.00%	[1]						100.00%					100.00%	[2]					100.00%	[2]					100.00%					100.00%					100.00%					100.00%	[3]					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%	[2]					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%	[3]					100.00%					100.00%	[3]					100.00%					100.00%					100.00%	[3]					100.00%	[3]					100.00%	[3]					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%	[3]					100.00%					100.00%	[3]					100.00%					100.00%					100.00%					100.00%					49.50%	[4]					49.50%	[5]					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%	[3]					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%					100.00%	[6]					100.00%	[7]
Encumbrances																																																																																					$ 32,100,000										$ 20,200,000	[3]										$ 23,400,000					$ 40,300,000																																																			$ 16,500,000	[3]										$ 42,700,000	[3]															$ 105,800,000	[3]					$ 57,800,000	[3]					$ 26,800,000	[3]																									$ 105,000,000					$ 225,000,000																																			$ 40,200,000	[3]					$ 29,200,000					$ 10,700,000	[3]																				$ 45,000,000					$ 57,600,000	[4]					$ 82,400,000	[5]																																													$ 29,300,000	[3]					$ 17,500,000					$ 25,025,000																																								$ 140,000,000
Initial Cost, Land	610,371,000																				599,677,000	10,694,000	1,696,000					2,144,000					4,300,000					1,954,000					600,000						13,113,000	9,653,000	[1]					3,460,000	[1]					586,564,000	1,456,000					0	[2]					0	[2]					2,160,000					7,100,000					7,700,000					11,042,000	[3]					3,642,000					4,537,000					3,746,000					1,767,000					2,080,000					1,561,000					0	[2]					3,642,000					2,602,000					3,157,000					3,157,000					3,157,000					6,098,000	[3]					2,632,000					9,054,000	[3]					2,185,000					3,153,000					52,711,000	[3]					29,765,000	[3]					4,908,000	[3]					23,605,000					1,485,000					1,235,000					9,759,000					11,138,000					23,267,000					1,978,000					2,711,000					1,218,000					3,019,000					3,019,000					6,662,000					8,182,000	[3]					6,495,000					7,110,000	[3]					6,974,000					6,246,000					22,146,000					13,636,000					21,959,000	[4]					31,985,000	[5]					13,584,000					32,522,000					4,210,000					6,974,000					3,934,000					5,200,000					11,700,000					3,730,000					10,400,000	[3]					3,912,000					4,496,000					4,370,000					4,390,000					11,200,000					13,300,000					1,000,000					2,919,000					2,661,000					36,990,000					4,080,000					1,780,000					3,626,000					4,154,000					2,570,000					0	[6]					6,021,000	[7]
Initial Cost, Buildings and Improvements	3,907,382,000																				3,834,947,000	72,435,000	7,851,000					9,984,000					20,702,000					11,216,000					22,682,000						35,542,000	20,495,000	[1]					15,047,000	[1]					3,799,405,000	20,377,000					16,036,000	[2]					13,272,000	[2]					16,776,000					37,915,000					45,154,000					40,666,000	[3]					10,404,000					31,847,000					55,026,000					20,533,000					13,572,000					14,207,000					7,172,000	[2]					29,497,000					24,333,000					43,656,000					42,662,000					29,034,000					34,492,000	[3]					0					96,722,000	[3]					24,964,000					24,602,000					202,702,000	[3]					104,814,000	[3]					59,011,000	[3]					136,284,000					11,064,000					9,199,000					88,364,000					175,629,000					472,488,000					16,570,000					17,890,000					8,038,000					21,984,000					21,984,000					69,031,000					84,160,000	[3]					30,265,000					15,600,000	[3]					38,714,000					36,455,000					49,740,000					70,918,000					47,602,000	[4]					63,139,000	[5]					166,683,000					168,986,000					35,821,000					64,940,000					0					22,957,000					69,705,000					16,608,000					71,052,000	[3]					18,830,000					29,881,000					70,632,000					19,549,000					58,606,000					70,618,000					6,875,000					24,398,000					25,742,000					185,113,000					14,310,000					11,510,000					36,916,000					44,048,000					20,555,000					79,000	[6]					427,000	[7]
Initial Cost, Total	4,517,753,000																				4,434,624,000	83,129,000	9,547,000					12,128,000					25,002,000					13,170,000					23,282,000						48,655,000	30,148,000	[1]					18,507,000	[1]					4,385,969,000	21,837,000					16,036,000	[2]					13,272,000	[2]					18,936,000					45,015,000					52,854,000					51,708,000	[3]					14,046,000					36,384,000					58,772,000					22,300,000					15,652,000					15,768,000					7,172,000	[2]					33,139,000					26,935,000					46,813,000					45,819,000					32,191,000					40,590,000	[3]					2,632,000					105,776,000	[3]					27,149,000					27,755,000					255,413,000	[3]					134,579,000	[3]					63,919,000	[3]					159,889,000					12,549,000					10,434,000					98,123,000					186,767,000					495,755,000					18,548,000					20,601,000					9,256,000					25,003,000					25,003,000					75,693,000					92,342,000	[3]					36,760,000					22,710,000	[3]					45,688,000					42,701,000					71,886,000					84,554,000					69,561,000	[4]					95,124,000	[5]					180,267,000					201,508,000					40,031,000					71,914,000					3,934,000					28,157,000					81,405,000					20,338,000					81,452,000	[3]					22,742,000					34,377,000					75,002,000					23,939,000					69,806,000					83,918,000					7,875,000					27,317,000					28,403,000					222,103,000					18,390,000					13,290,000					40,542,000					48,202,000					23,125,000					79,000	[6]					6,448,000	[7]
Costs Capitalized Subsequent to Acquisition	131,147,000																				130,001,000	1,146,000	(1,259,000)					2,902,000					1,360,000					1,084,000					(2,941,000)						(5,358,000)	(11,547,000)	[1]					6,189,000	[1]					135,359,000	3,047,000					7,309,000	[2]					551,000	[2]					(6,760,000)					3,700,000					7,954,000					1,970,000	[3]					1,722,000					2,341,000					1,096,000					2,249,000					1,648,000					112,000					769,000	[2]					2,630,000					100,000					2,419,000					1,397,000					2,586,000					1,000	[3]					19,917,000					33,000	[3]					(1,894,000)					2,663,000					21,374,000	[3]					2,770,000	[3]					6,671,000	[3]					8,900,000					423,000					1,895,000					3,846,000					7,614,000					125,542,000					(8,159,000)					1,371,000					(2,338,000)					(4,844,000)					(4,822,000)					(22,036,000)					(17,783,000)	[3]					(8,338,000)					(2,298,000)	[3]					(5,675,000)					(5,019,000)					(1,856,000)					5,098,000					(2,559,000)	[4]					(3,133,000)	[5]					137,000					(5,994,000)					1,988,000					(3,814,000)					16,281,000					(313,000)					(5,363,000)					(1,624,000)					(8,218,000)	[3]					(2,279,000)					(7,083,000)					1,667,000					(2,849,000)					7,339,000					6,279,000					78,000					(1,000)					99,000					(20,929,000)					55,000					728,000					(764,000)					(911,000)					580,000					3,079,000	[6]					2,987,000	[7]
Gross Amount at Which Carried, Land	640,687,000																				629,536,000	11,151,000	1,767,000					2,233,000					4,479,000					2,048,000					624,000						7,188,000	3,728,000	[1]					3,460,000	[1]					622,348,000	1,517,000					0	[2]					0	[2]					1,202,000					5,506,000					8,021,000					11,042,000	[3]					3,642,000					4,537,000					3,746,000					2,203,000					2,081,000					1,561,000					0	[2]					3,642,000					2,602,000					3,157,000					3,157,000					3,157,000					6,099,000	[3]					2,779,000					9,054,000	[3]					2,186,000					3,153,000					52,711,000	[3]					30,562,000	[3]					5,100,000	[3]					23,607,000					1,485,000					1,235,000					9,759,000					11,138,000					23,966,000					1,591,000					2,711,000					1,218,000					2,960,000					2,960,000					6,662,000					8,328,000	[3]					6,495,000					7,110,000	[3]					6,974,000					6,246,000					22,146,000					13,636,000					21,959,000	[4]					31,985,000	[5]					20,829,000					60,708,000					4,365,000					7,113,000					3,934,000					5,207,000					11,791,000					3,882,000					10,400,000	[3]					2,543,000					2,543,000					4,370,000					4,390,000					11,200,000					13,300,000					1,000,000					2,919,000					2,661,000					36,990,000					4,080,000					1,780,000					3,612,000					4,138,000					2,570,000					0	[6]					9,435,000	[7]
Gross Amount at Which Carried, Buildings and Improvements	4,008,217,000																				3,935,093,000	73,124,000	6,521,000					12,797,000					21,883,000					12,206,000					19,717,000						36,109,000	14,873,000	[1]					21,236,000	[1]					3,898,984,000	23,367,000					23,345,000	[2]					13,823,000	[2]					10,974,000					43,209,000					52,787,000					42,636,000	[3]					12,126,000					34,188,000					56,122,000					22,346,000					15,219,000					14,319,000					7,941,000	[2]					32,127,000					24,433,000					46,075,000					44,059,000					31,620,000					34,492,000	[3]					19,770,000					96,755,000	[3]					23,069,000					27,265,000					224,076,000	[3]					106,787,000	[3]					65,490,000	[3]					145,182,000					11,487,000					11,094,000					92,210,000					183,243,000					597,331,000					8,798,000					19,261,000					5,700,000					17,199,000					17,221,000					46,995,000					66,231,000	[3]					21,927,000					13,302,000	[3]					33,039,000					31,436,000					47,884,000					76,016,000					45,043,000	[4]					60,006,000	[5]					159,575,000					134,806,000					37,654,000					60,987,000					16,281,000					22,637,000					64,251,000					14,832,000					62,834,000	[3]					17,920,000					24,751,000					72,299,000					16,700,000					65,945,000					76,897,000					6,953,000					24,397,000					25,841,000					164,184,000					14,365,000					12,238,000					36,166,000					43,153,000					21,135,000					3,158,000	[6]
Gross Amount at Which Carried, Total	4,648,904,000																				4,564,629,000	84,275,000	8,288,000					15,030,000					26,362,000					14,254,000					20,341,000						43,297,000	18,601,000	[1]					24,696,000	[1]					4,521,332,000	24,884,000					23,345,000	[2]					13,823,000	[2]					12,176,000					48,715,000					60,808,000					53,678,000	[3]					15,768,000					38,725,000					59,868,000					24,549,000					17,300,000					15,880,000					7,941,000	[2]					35,769,000					27,035,000					49,232,000					47,216,000					34,777,000					40,591,000	[3]					22,549,000					105,809,000	[3]					25,255,000					30,418,000					276,787,000	[3]					137,349,000	[3]					70,590,000	[3]					168,789,000					12,972,000					12,329,000					101,969,000					194,381,000					621,297,000					10,389,000					21,972,000					6,918,000					20,159,000					20,181,000					53,657,000					74,559,000	[3]					28,422,000					20,412,000	[3]					40,013,000					37,682,000					70,030,000					89,652,000					67,002,000	[4]					91,991,000	[5]					180,404,000					195,514,000					42,019,000					68,100,000					20,215,000					27,844,000					76,042,000					18,714,000					73,234,000	[3]					20,463,000					27,294,000					76,669,000					21,090,000					77,145,000					90,197,000					7,953,000					27,316,000					28,502,000					201,174,000					18,445,000					14,018,000					39,778,000					47,291,000					23,705,000					3,158,000	[6]					9,435,000	[7]
Accumulated Depreciation and Amortization	977,768,000		935,716,000		918,578,000																951,897,000	25,871,000	3,906,000					6,029,000					7,242,000					3,612,000					5,082,000						9,327,000	8,378,000	[1]					949,000	[1]					942,570,000	8,826,000					6,291,000	[2]					4,902,000	[2]					6,766,000					14,686,000					19,404,000					13,020,000	[3]					3,404,000					10,157,000					16,575,000					6,732,000					4,695,000					4,189,000					2,177,000	[2]					9,799,000					6,906,000					12,465,000					12,756,000					9,395,000					9,544,000	[3]					6,334,000					26,514,000	[3]					6,313,000					6,797,000					55,720,000	[3]					28,479,000	[3]					17,776,000	[3]					39,209,000					2,972,000					3,155,000					25,154,000					46,382,000					143,225,000					3,763,000					4,901,000					1,490,000					4,186,000					4,194,000					11,536,000					14,672,000	[3]					5,494,000					3,003,000	[3]					8,408,000					8,681,000					11,467,000					21,922,000					11,262,000	[4]					13,985,000	[5]					44,068,000					33,533,000					13,114,000					23,204,000					4,561,000					4,694,000					12,864,000					2,987,000					15,093,000	[3]					6,527,000					4,591,000					16,258,000					4,640,000					8,407,000					8,670,000					405,000					1,550,000					1,824,000					8,565,000					1,067,000					777,000					2,038,000					2,421,000					1,029,000					0	[6]
Life on which Depreciation and Amortization is Computed																								0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]					0 years	[1],[8]	40 years	[1],[8]			0 years	[1],[8]	40 years	[1],[8]			0 years	[8]	40 years	[8]			0 years	[2],[8]	40 years	[2],[8]			0 years	[2],[8]	40 years	[2],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[2],[8]	40 years	[2],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]			0 years	[3],[8]	40 years	[3],[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[4],[8]	40 years	[4],[8]			0 years	[5],[8]	40 years	[5],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[3],[8]	40 years	[3],[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]		0 years	[8]	40 years	[8]			0 years	[6],[8]	40 years	[6],[8]
Debt instrument, face amount											350,000,000
Piedmont’s % Ownership of Entity												49.50%	49.50%	49.50%	49.50%
Useful life																5 years	25 years	20 years	25 years	40 years
Real Estate:
Balance at the beginning of the year	4,699,311,000		4,666,188,000		4,681,313,000
Additions to/improvements of real estate	108,131,000		440,141,000		105,282,000
Assets disposed	(77,768,000)		(361,397,000)		(72,586,000)
Assets impaired	0		0		(8,489,000)	[9]
Write-offs of intangible assets	(73,632,000)	[10]	(35,916,000)	[10]	0	[10]
Write-offs of fully depreciated/amortized assets	(7,138,000)		(9,705,000)		(39,332,000)
Balance at the end of the year	4,648,904,000		4,699,311,000		4,666,188,000
Accumulated Depreciation and Amortization:
Balance at the beginning of the year	935,716,000		918,578,000		840,545,000																951,897,000	25,871,000	3,906,000					6,029,000					7,242,000					3,612,000					5,082,000						9,327,000	8,378,000	[1]					949,000	[1]					942,570,000	8,826,000					6,291,000	[2]					4,902,000	[2]					6,766,000					14,686,000					19,404,000					13,020,000	[3]					3,404,000					10,157,000					16,575,000					6,732,000					4,695,000					4,189,000					2,177,000	[2]					9,799,000					6,906,000					12,465,000					12,756,000					9,395,000					9,544,000	[3]					6,334,000					26,514,000	[3]					6,313,000					6,797,000					55,720,000	[3]					28,479,000	[3]					17,776,000	[3]					39,209,000					2,972,000					3,155,000					25,154,000					46,382,000					143,225,000					3,763,000					4,901,000					1,490,000					4,186,000					4,194,000					11,536,000					14,672,000	[3]					5,494,000					3,003,000	[3]					8,408,000					8,681,000					11,467,000					21,922,000					11,262,000	[4]					13,985,000	[5]					44,068,000					33,533,000					13,114,000					23,204,000					4,561,000					4,694,000					12,864,000					2,987,000					15,093,000	[3]					6,527,000					4,591,000					16,258,000					4,640,000					8,407,000					8,670,000					405,000					1,550,000					1,824,000					8,565,000					1,067,000					777,000					2,038,000					2,421,000					1,029,000					0	[6]
Depreciation and amortization expense	139,196,000		147,440,000		131,000,000
Assets disposed	(16,374,000)		(84,681,000)		(13,519,000)
Write-offs of intangible assets	(73,632,000)	[10]	(35,916,000)	[10]	0	[10]
Write-offs of fully depreciated/amortized assets	(7,138,000)		(9,705,000)		(39,448,000)
Balance at the end of the year	977,768,000		935,716,000		918,578,000																951,897,000	25,871,000	3,906,000					6,029,000					7,242,000					3,612,000					5,082,000						9,327,000	8,378,000	[1]					949,000	[1]					942,570,000	8,826,000					6,291,000	[2]					4,902,000	[2]					6,766,000					14,686,000					19,404,000					13,020,000	[3]					3,404,000					10,157,000					16,575,000					6,732,000					4,695,000					4,189,000					2,177,000	[2]					9,799,000					6,906,000					12,465,000					12,756,000					9,395,000					9,544,000	[3]					6,334,000					26,514,000	[3]					6,313,000					6,797,000					55,720,000	[3]					28,479,000	[3]					17,776,000	[3]					39,209,000					2,972,000					3,155,000					25,154,000					46,382,000					143,225,000					3,763,000					4,901,000					1,490,000					4,186,000					4,194,000					11,536,000					14,672,000	[3]					5,494,000					3,003,000	[3]					8,408,000					8,681,000					11,467,000					21,922,000					11,262,000	[4]					13,985,000	[5]					44,068,000					33,533,000					13,114,000					23,204,000					4,561,000					4,694,000					12,864,000					2,987,000					15,093,000	[3]					6,527,000					4,591,000					16,258,000					4,640,000					8,407,000					8,670,000					405,000					1,550,000					1,824,000					8,565,000					1,067,000					777,000					2,038,000					2,421,000					1,029,000					0	[6]
Impairment charge																																																7,000,000
Impairment loss on real estate assets	$ 0		$ 0		$ 7,041,000				$ 53,000	$ 1,400,000

[1]	Properties sold subsequent to December 31, 2012.
[2]	Property is owned subject to a long-term ground lease.
[3]	These properties collateralize the $350 Million Secured Pooled Facility.
[4]	Piedmont purchased all of the membership interest in 1225 Equity, LLC, which own a 49.5% membership interest in 1225 Eye Street, N.W. Associates, which owns the 1225 Eye Street building. As a result of its ownership of 1225 Equity, LLC, Piedmont owns an approximate 49.5% in the 1225 Eye Street building. As the controlling member, Piedmont is deemed to have control of the entities and, as such, consolidates the joint ventures.
[5]	Piedmont purchased all of the membership interest in 1201 Equity, LLC, which own a 49.5% membership interest in 1201 Eye Street, N.W. Associates, which owns the 1201 Eye Street building. As a result of its ownership of 1201 Equity, LLC, Piedmont owns an approximate 49.5% in the 1201 Eye Street building. As the controlling member, Piedmont is deemed to have control of the entities and, as such, consolidates the joint ventures.
[6]	Represents solar panels at the 400 Bridgewater Crossing building, which are not included in Piedmont’s total building count.
[7]	Undeveloped Land Parcels are not included in Piedmont’s total building count.
[8]	Piedmont’s assets are depreciated or amortized using the straight-lined method over the useful lives of the assets by class. Generally, Tenant Improvements are amortized over the shorter of economic life or lease term, and Lease Intangibles are amortized over the lease term. Generally, Building Improvements are depreciated over 5 - 25 years, Land Improvements are depreciated over 20 - 25 years, and Buildings are depreciated over 40 years.
[9]	Piedmont recorded an impairment charge against real estate assets of approximately $7.0 million related to the 111 Sylvan Avenue building at the time it was classified as held-for-sale in May 2010. This wholly-owned asset was subsequently sold in December 2010. In addition, the Fund IX, Fund XI, and REIT Joint Venture recorded an impairment loss on real estate assets of approximately $1.4 million during 2010 related to the 360 Interlocken building; however, Piedmont recorded its proporationate share of the charge (approximately $53,000) in the accompanying consolidated statements of income with other such net property operations as equity in income of unconsolidated joint ventures.
[10]	Consists of write-offs of intangible lease assets related to lease restructurings, amendments and terminations.